Information About Non-controlling Interests	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Information About Non-controlling Interests

40 .	Information About Non-controlling Interests
40
.1 Changes in Accumulated
Non-controlling
Interests
Profit or loss allocated to
non-controlling
interests and accumulated
non-controlling
interests of subsidiaries that are material to the Group for the years ended December 31, 2019, 2020 and 2021 are as follows:

(In millions of Korean won)	December 31, 2019
	Non- controlling Interests rate (%)	Accumulated non-controlling interests at the beginning of the year		Profit or loss allocated to non-controlling interests		Dividend paid to non- controlling interests		Others		Accumulated non-controlling interests at the end of the year
KT Skylife Co., Ltd.	49.7%	￦	374,150	￦	10,029	￦	(8,279)	￦	6	￦	375,906
BC Card Co., Ltd.	30.5%		345,547		37,795		(18,900)		53,033		417,475
KT Powertel Co., Ltd.	55.2%		52,865		1,751		—		(340)		54,276
KT Alpha Co., Ltd. (KT Hitel Co., Ltd.)	32.9%		52,336		1,720		—		653		54,709
KT Telecop Co., Ltd.	13.2%		103,357		(588)		—		(99,119)		3,650

(In millions of Korean won)	December 31, 2020
	Non- controlling Interests rate (%)	Accumulated non-controlling interests at the beginning of the year		Profit or loss allocated to non-controlling interests		Dividend paid to non- controlling interests		Others		Accumulated non-controlling interests at the end of the year
KT Skylife Co., Ltd.	49.7%	￦	375,906	￦	22,171	￦	(8,279)	￦	(898)	￦	388,900
BC Card Co., Ltd.	30.5%		417,475		9,899		(22,787)		7,239		411,826
KT Powertel Co., Ltd.	55.2%		54,276		2,151		(478)		(202)		55,747
KT Alpha Co., Ltd. (KT Hitel Co., Ltd.)	32.9%		54,709		(1,840)		—		(2,563)		50,306
KT Telecop Co., Ltd.	13.2%		3,650		152		—		(208)		3,594

(In millions of Korean won)	December 31, 2021
	Non- controlling Interests rate (%)	Accumulated non-controlling interests at the beginning of the year		Profit or loss allocated to non-controlling interests		Dividend paid to non- controlling interests		Others		Accumulated non-controlling interests at the end of the year
KT Skylife Co., Ltd.	49.7%	￦	388,900	￦	24,795	￦	(8,279)	￦	5,279	￦	410,695
BC Card Co., Ltd.	30.5%		411,826		34,496		(6,434)		59,040		498,928
KTIS Corporation	68.6%		120,071		17,715		(1,837)		(709)		135,240
KTCS Corporation	67.8%		129,502		21,394		(2,211)		(3,574)		145,111
Nasmedia Co., Ltd	56.0%		112,549		15,185		(3,808)		255		124,181

40
.2 Summarized Financial Information on Subsidiaries
The summarized financial information for each subsidiary with non-controlling
interests that are material to the Group before inter-company eliminations is as follows:
Summarized consolidated statements of financial position as at December 31, 2019, 2020 and 2021, are as follows:

	December 31, 2019
(In millions of Korean won)	KT Skylife Co., Ltd.		BC Card Co., Ltd.		KT Powertel Co., Ltd.		KT Alpha Co., Ltd. (KT Hitel Co., Ltd.)		KT Telecop Co., Ltd.

Non-controlling Interests rate (%)		49.7%		30.5%		55.2%		32.9%		13.2%
Current assets	￦	459,077	￦	2,580,634	￦	86,465	￦	115,694	￦	55,908
Non-current assets		389,199		1,332,348		31,587		164,124		223,969
Current liabilities		123,506		2,452,219		17,757		62,378		64,218
Non-current liabilities		19,333		142,013		2,009		12,391		89,622
Equity		705,437		1,318,750		98,286		205,049		126,037
Operating revenue		704,996		3,553,008		62,846		323,065		332,063
Profit or loss for the year		56,008		115,885		3,085		1,426		(4,875)
Total comprehensive income (loss)		55,936		289,122		2,469		(1,840)		(6,558)
Cash flows from operating activities		152,549		429,331		780		49,870		52,693
Cash flows from investing activities		(101,594)		(419,894)		(9,525)		(50,138)		(44,393)
Cash flows from financing activities		(18,833)		(5,744)		(687)		(1,860)		(5,227)
Net increase (decrease) in cash and cash equivalents		32,122		3,693		(9,432)		(2,128)		3,073
Cash and cash equivalents at beginning of year		31,728		275,089		15,649		39,186		5,708
Exchange differences		—		380		—		(15)		—
Cash and cash equivalents at end of year		63,850		279,162		6,217		37,043		8,781

	December 31, 2020
(In millions of Korean won)	KT Skylife Co., Ltd.		BC Card Co., Ltd.		KT Powertel Co., Ltd.		KT Alpha Co., Ltd. (KT Hitel Co., Ltd.)

Non-controlling Interests rate (%)		49.7%		30.5%		55.2%		32.9%
Current assets	￦	480,450	￦	1,785,914	￦	90,056	￦	140,948
Non-current assets		439,026		1,298,484		29,638		148,001
Current liabilities		153,236		1,602,667		17,045		74,045
Non-current liabilities		21,803		176,083		1,788		18,554
Equity		744,437		1,305,648		100,861		196,350
Operating revenue		706,631		3,387,640		65,897		350,231
Profit or loss for the year		58,190		39,455		3,809		2,080
Total comprehensive income (loss)		55,647		61,796		3,442		(8,700)
Cash flows from operating activities		160,934		(119,163)		6,011		62,521
Cash flows from investing activities		(105,293)		58,042		(3,353)		(58,186)
Cash flows from financing activities		(19,650)		22,790		(1,515)		(1,856)
Net increase (decrease) in cash and cash equivalents		35,991		(38,331)		1,143		2,479
Cash and cash equivalents at beginning of year		63,850		279,162		6,217		37,043
Exchange differences		(7)		(247)		—		(83)
Cash and cash equivalents at end of year		99,834		240,584		7,360		39,439

	December 31, 2021
(In millions of Korean won)	KT Skylife Co., Ltd.		BC Card Co., Ltd.		KTIS Corporation		KTCS Corporation		Nasmedia, Co., Ltd.
Non-controlling Interests rate (%)		49.7%		30.5%		68.6%		67.8%		56.0%
Current assets	￦	408,484	￦	1,991,152	￦	124,420	￦	302,953	￦	409,345
Non-current assets		867,161		1,942,275		244,941		113,797		81,049
Current liabilities		249,676		1,658,476		103,927		189,641		248,648
Non-current liabilities		220,018		822,528		73,691		44,530		19,970
Equity		805,951		1,452,423		191,743		182,579		221,776
Operating revenue		772,950		3,580,970		487,801		968,499		125,876
Profit or loss for the year		62,309		120,308		24,944		19,034		27,120
Total comprehensive income (loss)		74,995		122,578		28,669		16,914		27,991
Cash flows from operating activities		102,947		(157,645)		49,011		6,945		44,500
Cash flows from investing activities		(352,116)		(283,313)		(27,143)		(1,039)		(16,966)
Cash flows from financing activities		230,010		526,563		(23,126)		(16,622)		(9,843)
Net increase (decrease) in cash and cash equivalents		(19,159)		85,605		(1,258)		(10,716)		17,691
Cash and cash equivalents at beginning of year		99,834		240,584		31,779		75,440		53,720
Exchange differences		(3)		293		—		(840)		(15)
Cash and cash equivalents at end of year		80,672		326,482		30,521		63,884		71,396

40 .3	Transactions with Non-controlling Interests
The effect of changes in the ownership interest on the equity attributable to owners of the Group during 2019, 2020 and 2021 is summarized as follows:

(In millions of Korean won)	2019		2020		2021
Carrying amount of non-controlling interests acquired	￦	(9,566)	￦	1,750	￦	14,702
Consideration paid to non-controlling interests		484		9,878		1,095

Excess of consideration paid recognized in parent’s equity	￦	(9,082)	￦	11,628	￦	15,797